General and Administrative Expenses - Summary of Share Grants Measured at Fair Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Expense From Share Grants Transactions With Employees	₩ 77,932	₩ 58,340
Liabilities From Share Grants	₩ 202,243	₩ 186,908
Information about how fair value was measured, share options granted	The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year risk-free rate of Korea Treasury Bond in order to measure the fair value.
KB Financial Group Inc. | Series 30
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 30 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 43,098
Fair value (Non-market performance condition)	47,066
KB Financial Group Inc. | Series 30 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,307
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Series 33
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 33 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 41,446
Fair value (Non-market performance condition)	47,066
KB Financial Group Inc. | Series 33 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	51,061
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Series 34
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 34 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 39,972
Fair value (Non-market performance condition)	44,873
KB Financial Group Inc. | Series 34 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	46,008
Fair value (Non-market performance condition)	₩ 51,649
KB Financial Group Inc. | Series 35
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 35 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 44,392
Fair value (Non-market performance condition)	47,066
KB Financial Group Inc. | Series 35 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	49,758
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Series 36
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 36 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 44,873
Fair value (Non-market performance condition)	44,873
KB Financial Group Inc. | Series 36 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Series 38
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Series 38 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,080
Fair value (Non-market performance condition)	41,090
KB Financial Group Inc. | Series 38 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	40,381
Fair value (Non-market performance condition)	₩ 47,300
KB Financial Group Inc. | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,873
KB Financial Group Inc. | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
KB Financial Group Inc. | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,066
KB Financial Group Inc. | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,931
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Deferred grant in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant In 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant In 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Deferred grant In 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
KB Financial Group Inc. | Deferred grant in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant In 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
KB Financial Group Inc. | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
KB Financial Group Inc. | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,300
KB Financial Group Inc. | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	51,931
Kookmin Bank | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,873
Kookmin Bank | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,066
Kookmin Bank | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,705
Kookmin Bank | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Deferred grant in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant In 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Deferred grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant In 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Deferred grant in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Deferred grant In 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,873
Kookmin Bank | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 48,939
Kookmin Bank | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,705
Kookmin Bank | Series 83
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 83 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 42,053
Fair value (Non-market performance condition)	47,066
Kookmin Bank | Series 83 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,307
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Series 85
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 85 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,623
Fair value (Non-market performance condition)	47,066
Kookmin Bank | Series 85 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,102
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Series 86
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 86 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 39,972
Fair value (Non-market performance condition)	44,873
Kookmin Bank | Series 86 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	46,008
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Series 88
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 88 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 41,215
Fair value (Non-market performance condition)	44,873
Kookmin Bank | Series 88 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	47,439
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Series 90
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 90 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 42,737
Fair value (Non-market performance condition)	44,873
Kookmin Bank | Series 90 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	49,190
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Series 91
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 91 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 42,750
Fair value (Non-market performance condition)	44,873
Kookmin Bank | Series 91 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	49,206
Fair value (Non-market performance condition)	₩ 51,649
Kookmin Bank | Series 92
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 92 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 44,873
Fair value (Non-market performance condition)	44,873
Kookmin Bank | Series 92 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Series 93
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 93 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 47,066
Fair value (Non-market performance condition)	47,066
Kookmin Bank | Series 93 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Series 94
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 94 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 42,787
Fair value (Non-market performance condition)	42,787
Kookmin Bank | Series 94 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 52,755
Kookmin Bank | Series 95
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Kookmin Bank | Series 95 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 43,187
Fair value (Non-market performance condition)	47,066
Kookmin Bank | Series 95 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,407
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 40,891
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 40,891
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,558
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 53,581
Other subsidiaries | Stock granted in 2010
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2010 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2011
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2011 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2012
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2012 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
Other subsidiaries | Stock granted in 2012 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2013
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2013 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
Other subsidiaries | Stock granted in 2013 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2014
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2014 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 49,315
Other subsidiaries | Stock granted in 2014 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,066
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 51,649
Other subsidiaries | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 40,891
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 42,787
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,873
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 40,108
Fair value (Non-market performance condition)	42,787
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,994
Fair value (Non-market performance condition)	44,873
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,549
Fair value (Non-market performance condition)	₩ 53,544
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.43%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 39,278
Fair value (Non-market performance condition)	42,787
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	52,755
Fair value (Non-market performance condition)	₩ 52,755